CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2025
Capital Management [Abstract]
Disclosure Of Capital Structure
The Company’s capital structure includes the following:

As at	March 31, 2025	March 31, 2024
	$	$
Shareholders’ equity comprised of:
Share capital	464,364	443,877
Contributed surplus	44,414	11,750
Options reserve	47,427	39,177
Warrants reserve	27,594	25,639
Accumulated other comprehensive loss	(7,231)	(2,285)
Deficit	(339,368)	(226,231)
Total	237,200	291,927